The changes in the provision for judicial and administrative proceedings are summarized below: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 886,947	R$ 703,522
Additions, net of reversals	278,789	333,724
Payments	(316,804)	(413,634)
Monetary adjustment	111,949	137,379
Ending balance	960,881	886,947
[custom:BalanceCompanyIncorporated]		125,956
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	245,432	208,202
Additions, net of reversals	175,715	224,416
Payments	(194,501)	(266,872)
Monetary adjustment	82,373	75,185
Ending balance	309,019	245,432
[custom:BalanceCompanyIncorporated]		4,501
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	213,026	208,224
Additions, net of reversals	71,961	63,649
Payments	(98,730)	(138,899)
Monetary adjustment	5,875	34,361
Ending balance	192,132	213,026
[custom:BalanceCompanyIncorporated]		45,691
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	399,288	254,833
Additions, net of reversals	31,078	48,897
Payments	(23,539)	(7,792)
Monetary adjustment	23,124	27,704
Ending balance	429,951	399,288
[custom:BalanceCompanyIncorporated]		75,646
Provision For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	29,201	32,263
Additions, net of reversals	35	(3,238)
Payments	(34)	(71)
Monetary adjustment	577	129
Ending balance	R$ 29,779	29,201
[custom:BalanceCompanyIncorporated]		R$ 118